Employee Benefit Plans (Accumulated Benefit Obligation) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 169.9	$ 180.4
Accumulated benefit obligation	169.4	179.4
Fair value of the plan assets	142.9	129.0
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	115.4	149.7
Accumulated benefit obligation	104.5	136.1
Fair value of the plan assets	$ 49.6	$ 44.2